Note 8 - Property and equipment, net	12 Months Ended
Dec. 31, 2024
Notes
Note 8 - Property and equipment, net

Note 8 – Property and equipment, net

Property and equipment, net consist of the following:

	As of	As of
	December 31,	December 31,
	2024	2023

Buildings	$6,328,381	$6,552,833
Office equipment	847,955	646,830
Operation equipment	1,605,896	1,522,831
Subtotal	8,782,232	8,722,494
Less: accumulated depreciation	(2,609,056)	(2,396,125)
Total	$6,173,176	$6,326,369

Depreciation expense for the years ended December 31, 2024 and 2023 amounted to $365,366 and $248,146, respectively.

As of December 31, 2024 and 2023, the information of the Company’s buildings, which were pledged as collateral under a maximum mortgage agreement, is as below:

	Asset Category	Gross Amount	Accumulated Depreciation	Net Book Value	Useful Life	Method
2024-12-31	Buildings	69,349	(25,632)	43,717	20 years	Straight line
2023-12-31	Buildings	71,297	(23,127)	48,169	20 years	Straight line